UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 12, 2019

Securitizer name: SunStrong Capital Holdings, LLC

Commission File Number of securitizer: 025-04180

Central Index Key Number of securitizer: 0001757387

Christopher Gallu, (510) 439-4748

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In November 2018, SunStrong 2018-1 Issuer, LLC (the “Issuer”), a wholly-owned indirect subsidiary of SunStrong Capital Holdings, LLC (the “Sponsor”) completed its first issuance of solar asset-backed securities. The underlying transaction agreements relating to this issuance provide covenants of SunStrong Capital Acquisition, LLC (“SunStrong Acquisition”) and SunStrong 2018-1 Depositor, LLC (the “Depositor”) to pay a specified liquidated damages amount to the Issuer in respect of individual pool assets (the “Solar Assets”) for which certain representations and warranties made by SunStrong Acquisition and the Depositor have been breached. Neither SunStrong Acquisition nor the Depositor has received any demands to pay any such liquidated damages amount in respect of, or repurchase, any of the Solar Assets during the quarterly period ended December 31, 2018. Accordingly, the Sponsor does not have any liquidated damages payment activity or repurchase demand activity to report, which the Sponsor has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SUNSTRONG CAPITAL HOLDINGS, LLC

By:	/s/ Brad Harmon
Name: Brad Harmon
Title: Chief Executive Officer

Date: February 12, 2019